Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Cash flows from operating activities
Net loss	$ (19,815,422)	$ (2,545,890)	$ (2,660,408)	$ (3,386,868)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Depreciation of plant and equipment	2,965,889	381,058	2,811,095	3,095,572
Amortization of intangible assets	148,099	19,028	124,202	82,181
Allowance for (reversal of allowance for) expected credit losses, net	105,834	13,598	(321,976)	4,917,798
Loss (gain) on disposal of plant and equipment	(1,858,934)	(238,836)	189,087	67,423
Impairment of obsolete inventories			20,716	267,847
Deferred tax assets	374,983	48,178	769,568	(908,713)
Deferred tax liabilities	(150,400)	(19,323)	156,926
Changes in operating assets and liabilities
Accounts receivable	(5,625,541)	(722,771)	8,255,499	(16,962,546)
Prepayments	12,144,092	1,560,275	(30,621,692)	(1,028,294)
Inventories	(1,092,012)	(140,302)	(3,484,566)	(2,855,446)
Prepaid income tax	(277,570)	(35,662)	8,003	(8,003)
Accounts and bills payables	(1,669,481)	(214,495)	7,275,998	6,346,612
Accruals and other payables	(6,313,573)	(811,169)	5,555,074	3,406,899
Income tax payable			(10,095)	10,095
Net cash used in operating activities	(21,064,036)	(2,706,311)	(11,932,569)	(6,955,443)
Cash flows from investing activities
Purchase of plant and equipment and intangible assets	(7,185,164)	(923,151)	(10,629,556)	(1,738,252)
Prepayment for acquisition of plant and equipment	(4,032,965)	(518,156)	(23,599)	(1,357,434)
Investment in life insurance contract				(1,564,333)
Proceeds from disposal of plant and equipment	2,499,476	321,133	208,862	1,310,901
Net cash used in investing activities	(8,718,653)	(1,120,174)	(10,444,293)	(3,349,118)
Cash flows from financing activities
Net proceeds from issue of ordinary shares			63,945,093
Proceeds from banks and other borrowings	36,267,853	4,659,701	16,087,571	8,989,445
Repayment of banks and other borrowings	(19,325,453)	(2,482,937)	(18,981,993)	(11,872,983)
Repayment of finance lease liabilities			(145,240)	(652,762)
Repayment to related party	(146,185)	(18,782)	(1,786,008)
Repayment from related party			2,086,415	848,687
Advances to related party				(60,561)
Advances from related parties				1,992,720
Deferred offering costs			(3,343,192)	(1,739,608)
Net cash (used in) generated from financing activities	16,796,215	2,157,980	57,862,646	(2,495,062)
Net (decrease) increase in cash and cash equivalents	(12,986,474)	(1,668,505)	35,485,784	(12,799,623)
Cash and cash equivalents at the beginning of the year	44,637,131	5,734,988	17,349,390	25,439,867
Restricted cash at the beginning of the year	14,545,723	1,868,838	6,347,680	11,056,826
Cash and cash equivalents and restricted cash at the beginning of the year	59,182,854	7,603,826	23,697,070	36,496,693
Cash and cash equivalents at the end of the year	31,172,798	4,005,088	44,637,131	17,349,390
Restricted cash at the end of the year	15,023,582	1,930,233	14,545,723	6,347,680
Cash and cash equivalents and restricted cash at the end of the year	49,196,380	5,935,321	59,182,854	23,697,070
Supplementary cash flow information
Interest received	83,512	10,730	135,474	123,894
Interest paid	(1,299,945)	(167,017)	(1,253,563)	(1,470,798)
Income tax paid	(277,570)	(35,662)	(2,101)	(8,003)
Initial recognition of lease obligations related to right-of-us assets	22,448,283	2,884,160	7,985,300
Prepaid offering costs net off with additional paid-in capital			7,444,232
Early termination of operating lease right-of-use assets			$ 1,404,919